Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS MUNICIPAL SERIES TRUST
Entity Central Index Key	0000751656
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000006957 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Alabama Municipal Bond Fund
Class Name	Class A
Trading Symbol	MFALX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Alabama Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Net Assets	$ 73,469,555
Holdings Count | Holding	175
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	73,469,555	Average Effective Maturity (yrs):	18.5
Total Number of Holdings:	175	Average Effective Duration (yrs):	7.8
Portfolio Turnover Rate (%):	12
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Industries
Water & Sewer Utility Revenue	14.1%
Universities - Colleges	12.2%
General Obligations - General Purpose	11.8%
Tax - Other	11.0%
Sales & Excise Tax Revenue	9.6%
Healthcare Revenue - Hospitals	7.8%
State & Local Agencies	5.6%
Utilities - Other	4.3%
Single Family Housing - State	4.3%
General Obligations - Schools	3.8%
Other Industries	15.5%
Composition including fixed income credit quality
AAA	5.3%
AA	36.4%
A	36.0%
BBB	11.6%
BB	1.2%
CC	0.1%
Not Rated	6.8%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006958 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Alabama Municipal Bond Fund
Class Name	Class B
Trading Symbol	MBABX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Alabama Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$84	1.65%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.65%
Net Assets	$ 73,469,555
Holdings Count | Holding	175
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	73,469,555	Average Effective Maturity (yrs):	18.5
Total Number of Holdings:	175	Average Effective Duration (yrs):	7.8
Portfolio Turnover Rate (%):	12
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Industries
Water & Sewer Utility Revenue	14.1%
Universities - Colleges	12.2%
General Obligations - General Purpose	11.8%
Tax - Other	11.0%
Sales & Excise Tax Revenue	9.6%
Healthcare Revenue - Hospitals	7.8%
State & Local Agencies	5.6%
Utilities - Other	4.3%
Single Family Housing - State	4.3%
General Obligations - Schools	3.8%
Other Industries	15.5%
Composition including fixed income credit quality
AAA	5.3%
AA	36.4%
A	36.0%
BBB	11.6%
BB	1.2%
CC	0.1%
Not Rated	6.8%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169758 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Alabama Municipal Bond Fund
Class Name	Class I
Trading Symbol	MLALX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Alabama Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 73,469,555
Holdings Count | Holding	175
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	73,469,555	Average Effective Maturity (yrs):	18.5
Total Number of Holdings:	175	Average Effective Duration (yrs):	7.8
Portfolio Turnover Rate (%):	12
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Industries
Water & Sewer Utility Revenue	14.1%
Universities - Colleges	12.2%
General Obligations - General Purpose	11.8%
Tax - Other	11.0%
Sales & Excise Tax Revenue	9.6%
Healthcare Revenue - Hospitals	7.8%
State & Local Agencies	5.6%
Utilities - Other	4.3%
Single Family Housing - State	4.3%
General Obligations - Schools	3.8%
Other Industries	15.5%
Composition including fixed income credit quality
AAA	5.3%
AA	36.4%
A	36.0%
BBB	11.6%
BB	1.2%
CC	0.1%
Not Rated	6.8%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194226 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Alabama Municipal Bond Fund
Class Name	Class R6
Trading Symbol	MPOLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Alabama Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 73,469,555
Holdings Count | Holding	175
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	73,469,555	Average Effective Maturity (yrs):	18.5
Total Number of Holdings:	175	Average Effective Duration (yrs):	7.8
Portfolio Turnover Rate (%):	12
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Industries
Water & Sewer Utility Revenue	14.1%
Universities - Colleges	12.2%
General Obligations - General Purpose	11.8%
Tax - Other	11.0%
Sales & Excise Tax Revenue	9.6%
Healthcare Revenue - Hospitals	7.8%
State & Local Agencies	5.6%
Utilities - Other	4.3%
Single Family Housing - State	4.3%
General Obligations - Schools	3.8%
Other Industries	15.5%
Composition including fixed income credit quality
AAA	5.3%
AA	36.4%
A	36.0%
BBB	11.6%
BB	1.2%
CC	0.1%
Not Rated	6.8%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006959 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New York Municipal Bond Fund
Class Name	Class A
Trading Symbol	MSNYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New York Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Net Assets	$ 180,674,852
Holdings Count | Holding	194
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	180,674,852	Average Effective Maturity (yrs):	19.7
Total Number of Holdings:	194	Average Effective Duration (yrs):	7.6
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	96.1%
Money Market Funds	3.9%
Industries
Multi-Family Housing Revenue	16.6%
Healthcare Revenue - Hospitals	10.8%
Transportation - Special Tax	8.6%
Airport Revenue	7.0%
Secondary Schools	5.9%
Industrial Revenue - Airlines	5.7%
Tax - Other	5.5%
Miscellaneous Revenue - Other	5.5%
General Obligations - General Purpose	5.3%
Universities - Colleges	5.2%
Other Industries	23.9%
Composition including fixed income credit quality
AAA	7.1%
AA	29.3%
A	20.3%
BBB	23.6%
BB	3.6%
B	1.2%
CCC	0.7%
CC	0.7%
Not Rated	9.6%
Money Market Funds	3.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006960 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New York Municipal Bond Fund
Class Name	Class B
Trading Symbol	MBNYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New York Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$81	1.58%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.58%
Net Assets	$ 180,674,852
Holdings Count | Holding	194
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	180,674,852	Average Effective Maturity (yrs):	19.7
Total Number of Holdings:	194	Average Effective Duration (yrs):	7.6
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	96.1%
Money Market Funds	3.9%
Industries
Multi-Family Housing Revenue	16.6%
Healthcare Revenue - Hospitals	10.8%
Transportation - Special Tax	8.6%
Airport Revenue	7.0%
Secondary Schools	5.9%
Industrial Revenue - Airlines	5.7%
Tax - Other	5.5%
Miscellaneous Revenue - Other	5.5%
General Obligations - General Purpose	5.3%
Universities - Colleges	5.2%
Other Industries	23.9%
Composition including fixed income credit quality
AAA	7.1%
AA	29.3%
A	20.3%
BBB	23.6%
BB	3.6%
B	1.2%
CCC	0.7%
CC	0.7%
Not Rated	9.6%
Money Market Funds	3.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006961 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New York Municipal Bond Fund
Class Name	Class C
Trading Symbol	MCNYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New York Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$81	1.58%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.58%
Net Assets	$ 180,674,852
Holdings Count | Holding	194
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	180,674,852	Average Effective Maturity (yrs):	19.7
Total Number of Holdings:	194	Average Effective Duration (yrs):	7.6
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	96.1%
Money Market Funds	3.9%
Industries
Multi-Family Housing Revenue	16.6%
Healthcare Revenue - Hospitals	10.8%
Transportation - Special Tax	8.6%
Airport Revenue	7.0%
Secondary Schools	5.9%
Industrial Revenue - Airlines	5.7%
Tax - Other	5.5%
Miscellaneous Revenue - Other	5.5%
General Obligations - General Purpose	5.3%
Universities - Colleges	5.2%
Other Industries	23.9%
Composition including fixed income credit quality
AAA	7.1%
AA	29.3%
A	20.3%
BBB	23.6%
BB	3.6%
B	1.2%
CCC	0.7%
CC	0.7%
Not Rated	9.6%
Money Market Funds	3.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169759 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New York Municipal Bond Fund
Class Name	Class I
Trading Symbol	MNYLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New York Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 180,674,852
Holdings Count | Holding	194
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	180,674,852	Average Effective Maturity (yrs):	19.7
Total Number of Holdings:	194	Average Effective Duration (yrs):	7.6
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	96.1%
Money Market Funds	3.9%
Industries
Multi-Family Housing Revenue	16.6%
Healthcare Revenue - Hospitals	10.8%
Transportation - Special Tax	8.6%
Airport Revenue	7.0%
Secondary Schools	5.9%
Industrial Revenue - Airlines	5.7%
Tax - Other	5.5%
Miscellaneous Revenue - Other	5.5%
General Obligations - General Purpose	5.3%
Universities - Colleges	5.2%
Other Industries	23.9%
Composition including fixed income credit quality
AAA	7.1%
AA	29.3%
A	20.3%
BBB	23.6%
BB	3.6%
B	1.2%
CCC	0.7%
CC	0.7%
Not Rated	9.6%
Money Market Funds	3.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194228 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New York Municipal Bond Fund
Class Name	Class R6
Trading Symbol	MPNYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New York Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 180,674,852
Holdings Count | Holding	194
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	180,674,852	Average Effective Maturity (yrs):	19.7
Total Number of Holdings:	194	Average Effective Duration (yrs):	7.6
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	96.1%
Money Market Funds	3.9%
Industries
Multi-Family Housing Revenue	16.6%
Healthcare Revenue - Hospitals	10.8%
Transportation - Special Tax	8.6%
Airport Revenue	7.0%
Secondary Schools	5.9%
Industrial Revenue - Airlines	5.7%
Tax - Other	5.5%
Miscellaneous Revenue - Other	5.5%
General Obligations - General Purpose	5.3%
Universities - Colleges	5.2%
Other Industries	23.9%
Composition including fixed income credit quality
AAA	7.1%
AA	29.3%
A	20.3%
BBB	23.6%
BB	3.6%
B	1.2%
CCC	0.7%
CC	0.7%
Not Rated	9.6%
Money Market Funds	3.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006962 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® North Carolina Municipal Bond Fund
Class Name	Class A
Trading Symbol	MSNCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS North Carolina Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$43	0.84%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%
Net Assets	$ 467,031,208
Holdings Count | Holding	282
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	467,031,208	Average Effective Maturity (yrs):	17.2
Total Number of Holdings:	282	Average Effective Duration (yrs):	7.5
Portfolio Turnover Rate (%):	8
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Industries
Water & Sewer Utility Revenue	12.2%
Single Family Housing - State	12.1%
Universities - Colleges	12.0%
Healthcare Revenue - Hospitals	11.9%
State & Local Agencies	10.7%
Healthcare Revenue - Long Term Care	8.0%
Airport Revenue	6.8%
Toll Roads	4.3%
Multi-Family Housing Revenue	4.2%
General Obligations - General Purpose	4.0%
Other Industries	13.8%
Composition including fixed income credit quality
AAA	5.4%
AA	50.0%
A	19.2%
BBB	12.7%
BB	1.1%
B	0.5%
CCC	0.0%
Not Rated	8.5%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006963 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® North Carolina Municipal Bond Fund
Class Name	Class B
Trading Symbol	MBNCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS North Carolina Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$81	1.59%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.59%
Net Assets	$ 467,031,208
Holdings Count | Holding	282
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	467,031,208	Average Effective Maturity (yrs):	17.2
Total Number of Holdings:	282	Average Effective Duration (yrs):	7.5
Portfolio Turnover Rate (%):	8
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Industries
Water & Sewer Utility Revenue	12.2%
Single Family Housing - State	12.1%
Universities - Colleges	12.0%
Healthcare Revenue - Hospitals	11.9%
State & Local Agencies	10.7%
Healthcare Revenue - Long Term Care	8.0%
Airport Revenue	6.8%
Toll Roads	4.3%
Multi-Family Housing Revenue	4.2%
General Obligations - General Purpose	4.0%
Other Industries	13.8%
Composition including fixed income credit quality
AAA	5.4%
AA	50.0%
A	19.2%
BBB	12.7%
BB	1.1%
B	0.5%
CCC	0.0%
Not Rated	8.5%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006964 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® North Carolina Municipal Bond Fund
Class Name	Class C
Trading Symbol	MCNCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS North Carolina Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$81	1.59%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.59%
Net Assets	$ 467,031,208
Holdings Count | Holding	282
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	467,031,208	Average Effective Maturity (yrs):	17.2
Total Number of Holdings:	282	Average Effective Duration (yrs):	7.5
Portfolio Turnover Rate (%):	8
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Industries
Water & Sewer Utility Revenue	12.2%
Single Family Housing - State	12.1%
Universities - Colleges	12.0%
Healthcare Revenue - Hospitals	11.9%
State & Local Agencies	10.7%
Healthcare Revenue - Long Term Care	8.0%
Airport Revenue	6.8%
Toll Roads	4.3%
Multi-Family Housing Revenue	4.2%
General Obligations - General Purpose	4.0%
Other Industries	13.8%
Composition including fixed income credit quality
AAA	5.4%
AA	50.0%
A	19.2%
BBB	12.7%
BB	1.1%
B	0.5%
CCC	0.0%
Not Rated	8.5%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169760 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® North Carolina Municipal Bond Fund
Class Name	Class I
Trading Symbol	MNCLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS North Carolina Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 467,031,208
Holdings Count | Holding	282
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	467,031,208	Average Effective Maturity (yrs):	17.2
Total Number of Holdings:	282	Average Effective Duration (yrs):	7.5
Portfolio Turnover Rate (%):	8
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Industries
Water & Sewer Utility Revenue	12.2%
Single Family Housing - State	12.1%
Universities - Colleges	12.0%
Healthcare Revenue - Hospitals	11.9%
State & Local Agencies	10.7%
Healthcare Revenue - Long Term Care	8.0%
Airport Revenue	6.8%
Toll Roads	4.3%
Multi-Family Housing Revenue	4.2%
General Obligations - General Purpose	4.0%
Other Industries	13.8%
Composition including fixed income credit quality
AAA	5.4%
AA	50.0%
A	19.2%
BBB	12.7%
BB	1.1%
B	0.5%
CCC	0.0%
Not Rated	8.5%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194230 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® North Carolina Municipal Bond Fund
Class Name	Class R6
Trading Symbol	MPNCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS North Carolina Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
Net Assets	$ 467,031,208
Holdings Count | Holding	282
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	467,031,208	Average Effective Maturity (yrs):	17.2
Total Number of Holdings:	282	Average Effective Duration (yrs):	7.5
Portfolio Turnover Rate (%):	8
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Industries
Water & Sewer Utility Revenue	12.2%
Single Family Housing - State	12.1%
Universities - Colleges	12.0%
Healthcare Revenue - Hospitals	11.9%
State & Local Agencies	10.7%
Healthcare Revenue - Long Term Care	8.0%
Airport Revenue	6.8%
Toll Roads	4.3%
Multi-Family Housing Revenue	4.2%
General Obligations - General Purpose	4.0%
Other Industries	13.8%
Composition including fixed income credit quality
AAA	5.4%
AA	50.0%
A	19.2%
BBB	12.7%
BB	1.1%
B	0.5%
CCC	0.0%
Not Rated	8.5%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006967 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® South Carolina Municipal Bond Fund
Class Name	Class A
Trading Symbol	MFSCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS South Carolina Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$43	0.84%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%
Net Assets	$ 223,866,223
Holdings Count | Holding	231
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	223,866,223	Average Effective Maturity (yrs):	18.2
Total Number of Holdings:	231	Average Effective Duration (yrs):	7.5
Portfolio Turnover Rate (%):	10
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	96.7%
Money Market Funds	3.3%
Industries
Water & Sewer Utility Revenue	13.6%
Healthcare Revenue - Hospitals	12.7%
Single Family Housing - State	10.9%
State & Local Agencies	7.7%
General Obligations - Schools	6.6%
Port Revenue	6.6%
Utilities - Municipal Owned	5.9%
Airport Revenue	5.3%
Universities - Colleges	5.1%
General Obligations - General Purpose	4.5%
Other Industries	21.1%
Composition including fixed income credit quality
AAA	12.7%
AA	32.3%
A	37.6%
BBB	5.4%
BB	1.4%
B	0.0%
CC	0.0%
Not Rated	7.3%
Money Market Funds	3.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006968 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® South Carolina Municipal Bond Fund
Class Name	Class B
Trading Symbol	MBSCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS South Carolina Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$81	1.59%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.59%
Net Assets	$ 223,866,223
Holdings Count | Holding	231
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	223,866,223	Average Effective Maturity (yrs):	18.2
Total Number of Holdings:	231	Average Effective Duration (yrs):	7.5
Portfolio Turnover Rate (%):	10
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	96.7%
Money Market Funds	3.3%
Industries
Water & Sewer Utility Revenue	13.6%
Healthcare Revenue - Hospitals	12.7%
Single Family Housing - State	10.9%
State & Local Agencies	7.7%
General Obligations - Schools	6.6%
Port Revenue	6.6%
Utilities - Municipal Owned	5.9%
Airport Revenue	5.3%
Universities - Colleges	5.1%
General Obligations - General Purpose	4.5%
Other Industries	21.1%
Composition including fixed income credit quality
AAA	12.7%
AA	32.3%
A	37.6%
BBB	5.4%
BB	1.4%
B	0.0%
CC	0.0%
Not Rated	7.3%
Money Market Funds	3.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169762 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® South Carolina Municipal Bond Fund
Class Name	Class I
Trading Symbol	MTSCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS South Carolina Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 223,866,223
Holdings Count | Holding	231
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	223,866,223	Average Effective Maturity (yrs):	18.2
Total Number of Holdings:	231	Average Effective Duration (yrs):	7.5
Portfolio Turnover Rate (%):	10
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	96.7%
Money Market Funds	3.3%
Industries
Water & Sewer Utility Revenue	13.6%
Healthcare Revenue - Hospitals	12.7%
Single Family Housing - State	10.9%
State & Local Agencies	7.7%
General Obligations - Schools	6.6%
Port Revenue	6.6%
Utilities - Municipal Owned	5.9%
Airport Revenue	5.3%
Universities - Colleges	5.1%
General Obligations - General Purpose	4.5%
Other Industries	21.1%
Composition including fixed income credit quality
AAA	12.7%
AA	32.3%
A	37.6%
BBB	5.4%
BB	1.4%
B	0.0%
CC	0.0%
Not Rated	7.3%
Money Market Funds	3.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194234 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® South Carolina Municipal Bond Fund
Class Name	Class R6
Trading Symbol	MPOCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS South Carolina Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Net Assets	$ 223,866,223
Holdings Count | Holding	231
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	223,866,223	Average Effective Maturity (yrs):	18.2
Total Number of Holdings:	231	Average Effective Duration (yrs):	7.5
Portfolio Turnover Rate (%):	10
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	96.7%
Money Market Funds	3.3%
Industries
Water & Sewer Utility Revenue	13.6%
Healthcare Revenue - Hospitals	12.7%
Single Family Housing - State	10.9%
State & Local Agencies	7.7%
General Obligations - Schools	6.6%
Port Revenue	6.6%
Utilities - Municipal Owned	5.9%
Airport Revenue	5.3%
Universities - Colleges	5.1%
General Obligations - General Purpose	4.5%
Other Industries	21.1%
Composition including fixed income credit quality
AAA	12.7%
AA	32.3%
A	37.6%
BBB	5.4%
BB	1.4%
B	0.0%
CC	0.0%
Not Rated	7.3%
Money Market Funds	3.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006971 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Virginia Municipal Bond Fund
Class Name	Class A
Trading Symbol	MSVAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Virginia Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$41	0.81%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
Net Assets	$ 358,314,906
Holdings Count | Holding	254
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	358,314,906	Average Effective Maturity (yrs):	17.2
Total Number of Holdings:	254	Average Effective Duration (yrs):	6.9
Portfolio Turnover Rate (%):	7
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	99.1%
Money Market Funds	0.9%
Industries
Multi-Family Housing Revenue	14.8%
Healthcare Revenue - Hospitals	13.6%
State & Local Agencies	9.0%
Water & Sewer Utility Revenue	8.6%
General Obligations - General Purpose	7.8%
Universities - Colleges	7.5%
Toll Roads	6.1%
Sales & Excise Tax Revenue	4.6%
Airport Revenue	4.5%
Transportation - Special Tax	4.3%
Other Industries	19.2%
Composition including fixed income credit quality
AAA	17.5%
AA	46.1%
A	17.1%
BBB	8.6%
BB	1.5%
B	0.3%
CCC	0.6%
CC	0.1%
Not Rated	7.3%
Money Market Funds	0.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006972 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Virginia Municipal Bond Fund
Class Name	Class B
Trading Symbol	MBVAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Virginia Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$79	1.56%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.56%
Net Assets	$ 358,314,906
Holdings Count | Holding	254
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	358,314,906	Average Effective Maturity (yrs):	17.2
Total Number of Holdings:	254	Average Effective Duration (yrs):	6.9
Portfolio Turnover Rate (%):	7
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	99.1%
Money Market Funds	0.9%
Industries
Multi-Family Housing Revenue	14.8%
Healthcare Revenue - Hospitals	13.6%
State & Local Agencies	9.0%
Water & Sewer Utility Revenue	8.6%
General Obligations - General Purpose	7.8%
Universities - Colleges	7.5%
Toll Roads	6.1%
Sales & Excise Tax Revenue	4.6%
Airport Revenue	4.5%
Transportation - Special Tax	4.3%
Other Industries	19.2%
Composition including fixed income credit quality
AAA	17.5%
AA	46.1%
A	17.1%
BBB	8.6%
BB	1.5%
B	0.3%
CCC	0.6%
CC	0.1%
Not Rated	7.3%
Money Market Funds	0.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006973 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Virginia Municipal Bond Fund
Class Name	Class C
Trading Symbol	MVACX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Virginia Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$79	1.56%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.56%
Net Assets	$ 358,314,906
Holdings Count | Holding	254
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	358,314,906	Average Effective Maturity (yrs):	17.2
Total Number of Holdings:	254	Average Effective Duration (yrs):	6.9
Portfolio Turnover Rate (%):	7
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	99.1%
Money Market Funds	0.9%
Industries
Multi-Family Housing Revenue	14.8%
Healthcare Revenue - Hospitals	13.6%
State & Local Agencies	9.0%
Water & Sewer Utility Revenue	8.6%
General Obligations - General Purpose	7.8%
Universities - Colleges	7.5%
Toll Roads	6.1%
Sales & Excise Tax Revenue	4.6%
Airport Revenue	4.5%
Transportation - Special Tax	4.3%
Other Industries	19.2%
Composition including fixed income credit quality
AAA	17.5%
AA	46.1%
A	17.1%
BBB	8.6%
BB	1.5%
B	0.3%
CCC	0.6%
CC	0.1%
Not Rated	7.3%
Money Market Funds	0.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169764 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Virginia Municipal Bond Fund
Class Name	Class I
Trading Symbol	MIVAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Virginia Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$29	0.56%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
Net Assets	$ 358,314,906
Holdings Count | Holding	254
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	358,314,906	Average Effective Maturity (yrs):	17.2
Total Number of Holdings:	254	Average Effective Duration (yrs):	6.9
Portfolio Turnover Rate (%):	7
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	99.1%
Money Market Funds	0.9%
Industries
Multi-Family Housing Revenue	14.8%
Healthcare Revenue - Hospitals	13.6%
State & Local Agencies	9.0%
Water & Sewer Utility Revenue	8.6%
General Obligations - General Purpose	7.8%
Universities - Colleges	7.5%
Toll Roads	6.1%
Sales & Excise Tax Revenue	4.6%
Airport Revenue	4.5%
Transportation - Special Tax	4.3%
Other Industries	19.2%
Composition including fixed income credit quality
AAA	17.5%
AA	46.1%
A	17.1%
BBB	8.6%
BB	1.5%
B	0.3%
CCC	0.6%
CC	0.1%
Not Rated	7.3%
Money Market Funds	0.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194238 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Virginia Municipal Bond Fund
Class Name	Class R6
Trading Symbol	MPVOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Virginia Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Net Assets	$ 358,314,906
Holdings Count | Holding	254
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	358,314,906	Average Effective Maturity (yrs):	17.2
Total Number of Holdings:	254	Average Effective Duration (yrs):	6.9
Portfolio Turnover Rate (%):	7
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	99.1%
Money Market Funds	0.9%
Industries
Multi-Family Housing Revenue	14.8%
Healthcare Revenue - Hospitals	13.6%
State & Local Agencies	9.0%
Water & Sewer Utility Revenue	8.6%
General Obligations - General Purpose	7.8%
Universities - Colleges	7.5%
Toll Roads	6.1%
Sales & Excise Tax Revenue	4.6%
Airport Revenue	4.5%
Transportation - Special Tax	4.3%
Other Industries	19.2%
Composition including fixed income credit quality
AAA	17.5%
AA	46.1%
A	17.1%
BBB	8.6%
BB	1.5%
B	0.3%
CCC	0.6%
CC	0.1%
Not Rated	7.3%
Money Market Funds	0.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006974 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® West Virginia Municipal Bond Fund
Class Name	Class A
Trading Symbol	MFWVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS West Virginia Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$44	0.87%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Net Assets	$ 97,299,607
Holdings Count | Holding	162
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	97,299,607	Average Effective Maturity (yrs):	17.2
Total Number of Holdings:	162	Average Effective Duration (yrs):	6.7
Portfolio Turnover Rate (%):	4
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	96.8%
Money Market Funds	3.2%
Industries
Single Family Housing - State	14.4%
Healthcare Revenue - Hospitals	14.0%
Water & Sewer Utility Revenue	10.4%
State & Local Agencies	9.9%
Universities - Colleges	8.9%
Miscellaneous Revenue - Other	6.5%
General Obligations - General Purpose	6.4%
General Obligations - Schools	5.1%
Sales & Excise Tax Revenue	4.5%
Tax - Other	3.6%
Other Industries	16.3%
Composition including fixed income credit quality
AAA	14.0%
AA	27.8%
A	34.9%
BBB	10.6%
BB	0.5%
B	0.0%
Not Rated	9.0%
Money Market Funds	3.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006975 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® West Virginia Municipal Bond Fund
Class Name	Class B
Trading Symbol	MBWVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS West Virginia Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$82	1.62%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.62%
Net Assets	$ 97,299,607
Holdings Count | Holding	162
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	97,299,607	Average Effective Maturity (yrs):	17.2
Total Number of Holdings:	162	Average Effective Duration (yrs):	6.7
Portfolio Turnover Rate (%):	4
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	96.8%
Money Market Funds	3.2%
Industries
Single Family Housing - State	14.4%
Healthcare Revenue - Hospitals	14.0%
Water & Sewer Utility Revenue	10.4%
State & Local Agencies	9.9%
Universities - Colleges	8.9%
Miscellaneous Revenue - Other	6.5%
General Obligations - General Purpose	6.4%
General Obligations - Schools	5.1%
Sales & Excise Tax Revenue	4.5%
Tax - Other	3.6%
Other Industries	16.3%
Composition including fixed income credit quality
AAA	14.0%
AA	27.8%
A	34.9%
BBB	10.6%
BB	0.5%
B	0.0%
Not Rated	9.0%
Money Market Funds	3.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169765 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® West Virginia Municipal Bond Fund
Class Name	Class I
Trading Symbol	MWVIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS West Virginia Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Net Assets	$ 97,299,607
Holdings Count | Holding	162
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	97,299,607	Average Effective Maturity (yrs):	17.2
Total Number of Holdings:	162	Average Effective Duration (yrs):	6.7
Portfolio Turnover Rate (%):	4
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	96.8%
Money Market Funds	3.2%
Industries
Single Family Housing - State	14.4%
Healthcare Revenue - Hospitals	14.0%
Water & Sewer Utility Revenue	10.4%
State & Local Agencies	9.9%
Universities - Colleges	8.9%
Miscellaneous Revenue - Other	6.5%
General Obligations - General Purpose	6.4%
General Obligations - Schools	5.1%
Sales & Excise Tax Revenue	4.5%
Tax - Other	3.6%
Other Industries	16.3%
Composition including fixed income credit quality
AAA	14.0%
AA	27.8%
A	34.9%
BBB	10.6%
BB	0.5%
B	0.0%
Not Rated	9.0%
Money Market Funds	3.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194240 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® West Virginia Municipal Bond Fund
Class Name	Class R6
Trading Symbol	MPWVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS West Virginia Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$28	0.54%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
Net Assets	$ 97,299,607
Holdings Count | Holding	162
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	97,299,607	Average Effective Maturity (yrs):	17.2
Total Number of Holdings:	162	Average Effective Duration (yrs):	6.7
Portfolio Turnover Rate (%):	4
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	96.8%
Money Market Funds	3.2%
Industries
Single Family Housing - State	14.4%
Healthcare Revenue - Hospitals	14.0%
Water & Sewer Utility Revenue	10.4%
State & Local Agencies	9.9%
Universities - Colleges	8.9%
Miscellaneous Revenue - Other	6.5%
General Obligations - General Purpose	6.4%
General Obligations - Schools	5.1%
Sales & Excise Tax Revenue	4.5%
Tax - Other	3.6%
Other Industries	16.3%
Composition including fixed income credit quality
AAA	14.0%
AA	27.8%
A	34.9%
BBB	10.6%
BB	0.5%
B	0.0%
Not Rated	9.0%
Money Market Funds	3.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006976 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Arkansas Municipal Bond Fund
Class Name	Class A
Trading Symbol	MFARX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Arkansas Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 150,302,413
Holdings Count | Holding	204
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	150,302,413	Average Effective Maturity (yrs):	16.9
Total Number of Holdings:	204	Average Effective Duration (yrs):	6.4
Portfolio Turnover Rate (%):	7
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	98.8%
Money Market Funds	1.2%
Industries
Sales & Excise Tax Revenue	20.5%
Universities - Colleges	13.2%
Water & Sewer Utility Revenue	13.0%
Healthcare Revenue - Hospitals	11.8%
General Obligations - Schools	11.2%
Miscellaneous Revenue - Other	4.5%
Tax - Other	4.2%
General Obligations - General Purpose	3.9%
Utilities - Other	3.9%
Single Family Housing - State	3.8%
Other Industries	10.0%
Composition including fixed income credit quality
AA	57.5%
A	22.9%
BBB	9.9%
BB	0.8%
B	0.0%
Not Rated	7.7%
Money Market Funds	1.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006977 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Arkansas Municipal Bond Fund
Class Name	Class B
Trading Symbol	MBARX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Arkansas Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$74	1.45%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.45%
Net Assets	$ 150,302,413
Holdings Count | Holding	204
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	150,302,413	Average Effective Maturity (yrs):	16.9
Total Number of Holdings:	204	Average Effective Duration (yrs):	6.4
Portfolio Turnover Rate (%):	7
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	98.8%
Money Market Funds	1.2%
Industries
Sales & Excise Tax Revenue	20.5%
Universities - Colleges	13.2%
Water & Sewer Utility Revenue	13.0%
Healthcare Revenue - Hospitals	11.8%
General Obligations - Schools	11.2%
Miscellaneous Revenue - Other	4.5%
Tax - Other	4.2%
General Obligations - General Purpose	3.9%
Utilities - Other	3.9%
Single Family Housing - State	3.8%
Other Industries	10.0%
Composition including fixed income credit quality
AA	57.5%
A	22.9%
BBB	9.9%
BB	0.8%
B	0.0%
Not Rated	7.7%
Money Market Funds	1.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169766 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Arkansas Municipal Bond Fund
Class Name	Class I
Trading Symbol	MARLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Arkansas Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 150,302,413
Holdings Count | Holding	204
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	150,302,413	Average Effective Maturity (yrs):	16.9
Total Number of Holdings:	204	Average Effective Duration (yrs):	6.4
Portfolio Turnover Rate (%):	7
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	98.8%
Money Market Funds	1.2%
Industries
Sales & Excise Tax Revenue	20.5%
Universities - Colleges	13.2%
Water & Sewer Utility Revenue	13.0%
Healthcare Revenue - Hospitals	11.8%
General Obligations - Schools	11.2%
Miscellaneous Revenue - Other	4.5%
Tax - Other	4.2%
General Obligations - General Purpose	3.9%
Utilities - Other	3.9%
Single Family Housing - State	3.8%
Other Industries	10.0%
Composition including fixed income credit quality
AA	57.5%
A	22.9%
BBB	9.9%
BB	0.8%
B	0.0%
Not Rated	7.7%
Money Market Funds	1.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194242 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Arkansas Municipal Bond Fund
Class Name	Class R6
Trading Symbol	MPRAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Arkansas Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Net Assets	$ 150,302,413
Holdings Count | Holding	204
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	150,302,413	Average Effective Maturity (yrs):	16.9
Total Number of Holdings:	204	Average Effective Duration (yrs):	6.4
Portfolio Turnover Rate (%):	7
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	98.8%
Money Market Funds	1.2%
Industries
Sales & Excise Tax Revenue	20.5%
Universities - Colleges	13.2%
Water & Sewer Utility Revenue	13.0%
Healthcare Revenue - Hospitals	11.8%
General Obligations - Schools	11.2%
Miscellaneous Revenue - Other	4.5%
Tax - Other	4.2%
General Obligations - General Purpose	3.9%
Utilities - Other	3.9%
Single Family Housing - State	3.8%
Other Industries	10.0%
Composition including fixed income credit quality
AA	57.5%
A	22.9%
BBB	9.9%
BB	0.8%
B	0.0%
Not Rated	7.7%
Money Market Funds	1.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006978 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® California Municipal Bond Fund
Class Name	Class A
Trading Symbol	MCFTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS California Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Net Assets	$ 672,191,368
Holdings Count | Holding	403
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	672,191,368	Average Effective Maturity (yrs):	18.6
Total Number of Holdings:	403	Average Effective Duration (yrs):	7.5
Portfolio Turnover Rate (%):	4
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	96.7%
Money Market Funds	3.3%
Industries
Multi-Family Housing Revenue	14.6%
General Obligations - Schools	14.0%
Healthcare Revenue - Hospitals	10.6%
Airport Revenue	9.5%
Tax Assessment	5.8%
Utilities - Other	5.0%
Secondary Schools	4.1%
State & Local Agencies	4.0%
Universities - Colleges	3.7%
Water & Sewer Utility Revenue	3.6%
Other Industries	25.1%
Composition including fixed income credit quality
AAA	11.2%
AA	32.8%
A	24.1%
BBB	14.8%
BB	2.7%
B	0.3%
Not Rated	10.8%
Money Market Funds	3.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006979 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® California Municipal Bond Fund
Class Name	Class B
Trading Symbol	MBCAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS California Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$72	1.42%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.42%
Net Assets	$ 672,191,368
Holdings Count | Holding	403
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	672,191,368	Average Effective Maturity (yrs):	18.6
Total Number of Holdings:	403	Average Effective Duration (yrs):	7.5
Portfolio Turnover Rate (%):	4
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	96.7%
Money Market Funds	3.3%
Industries
Multi-Family Housing Revenue	14.6%
General Obligations - Schools	14.0%
Healthcare Revenue - Hospitals	10.6%
Airport Revenue	9.5%
Tax Assessment	5.8%
Utilities - Other	5.0%
Secondary Schools	4.1%
State & Local Agencies	4.0%
Universities - Colleges	3.7%
Water & Sewer Utility Revenue	3.6%
Other Industries	25.1%
Composition including fixed income credit quality
AAA	11.2%
AA	32.8%
A	24.1%
BBB	14.8%
BB	2.7%
B	0.3%
Not Rated	10.8%
Money Market Funds	3.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006980 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® California Municipal Bond Fund
Class Name	Class C
Trading Symbol	MCCAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS California Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$80	1.57%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.57%
Net Assets	$ 672,191,368
Holdings Count | Holding	403
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	672,191,368	Average Effective Maturity (yrs):	18.6
Total Number of Holdings:	403	Average Effective Duration (yrs):	7.5
Portfolio Turnover Rate (%):	4
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	96.7%
Money Market Funds	3.3%
Industries
Multi-Family Housing Revenue	14.6%
General Obligations - Schools	14.0%
Healthcare Revenue - Hospitals	10.6%
Airport Revenue	9.5%
Tax Assessment	5.8%
Utilities - Other	5.0%
Secondary Schools	4.1%
State & Local Agencies	4.0%
Universities - Colleges	3.7%
Water & Sewer Utility Revenue	3.6%
Other Industries	25.1%
Composition including fixed income credit quality
AAA	11.2%
AA	32.8%
A	24.1%
BBB	14.8%
BB	2.7%
B	0.3%
Not Rated	10.8%
Money Market Funds	3.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169767 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® California Municipal Bond Fund
Class Name	Class I
Trading Symbol	MCAVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS California Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Net Assets	$ 672,191,368
Holdings Count | Holding	403
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	672,191,368	Average Effective Maturity (yrs):	18.6
Total Number of Holdings:	403	Average Effective Duration (yrs):	7.5
Portfolio Turnover Rate (%):	4
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	96.7%
Money Market Funds	3.3%
Industries
Multi-Family Housing Revenue	14.6%
General Obligations - Schools	14.0%
Healthcare Revenue - Hospitals	10.6%
Airport Revenue	9.5%
Tax Assessment	5.8%
Utilities - Other	5.0%
Secondary Schools	4.1%
State & Local Agencies	4.0%
Universities - Colleges	3.7%
Water & Sewer Utility Revenue	3.6%
Other Industries	25.1%
Composition including fixed income credit quality
AAA	11.2%
AA	32.8%
A	24.1%
BBB	14.8%
BB	2.7%
B	0.3%
Not Rated	10.8%
Money Market Funds	3.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194244 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® California Municipal Bond Fund
Class Name	Class R6
Trading Symbol	MPOAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS California Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Net Assets	$ 672,191,368
Holdings Count | Holding	403
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	672,191,368	Average Effective Maturity (yrs):	18.6
Total Number of Holdings:	403	Average Effective Duration (yrs):	7.5
Portfolio Turnover Rate (%):	4
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	96.7%
Money Market Funds	3.3%
Industries
Multi-Family Housing Revenue	14.6%
General Obligations - Schools	14.0%
Healthcare Revenue - Hospitals	10.6%
Airport Revenue	9.5%
Tax Assessment	5.8%
Utilities - Other	5.0%
Secondary Schools	4.1%
State & Local Agencies	4.0%
Universities - Colleges	3.7%
Water & Sewer Utility Revenue	3.6%
Other Industries	25.1%
Composition including fixed income credit quality
AAA	11.2%
AA	32.8%
A	24.1%
BBB	14.8%
BB	2.7%
B	0.3%
Not Rated	10.8%
Money Market Funds	3.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006983 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Georgia Municipal Bond Fund
Class Name	Class A
Trading Symbol	MMGAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Georgia Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Net Assets	$ 114,301,746
Holdings Count | Holding	217
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	114,301,746	Average Effective Maturity (yrs):	17.9
Total Number of Holdings:	217	Average Effective Duration (yrs):	7.4
Portfolio Turnover Rate (%):	6
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.7%
Money Market Funds	2.3%
Industries
Universities - Colleges	14.6%
Healthcare Revenue - Hospitals	13.1%
Utilities - Municipal Owned	9.6%
Water & Sewer Utility Revenue	9.3%
Single Family Housing - State	6.9%
Miscellaneous Revenue - Other	6.4%
Multi-Family Housing Revenue	5.7%
Airport Revenue	5.7%
Sales & Excise Tax Revenue	5.4%
General Obligations - Schools	4.7%
Other Industries	18.6%
Composition including fixed income credit quality
AAA	11.7%
AA	31.5%
A	37.7%
BBB	8.9%
BB	1.2%
B	0.0%
CC	0.1%
Not Rated	6.6%
Money Market Funds	2.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006984 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Georgia Municipal Bond Fund
Class Name	Class B
Trading Symbol	MBGAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Georgia Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$84	1.65%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.65%
Net Assets	$ 114,301,746
Holdings Count | Holding	217
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	114,301,746	Average Effective Maturity (yrs):	17.9
Total Number of Holdings:	217	Average Effective Duration (yrs):	7.4
Portfolio Turnover Rate (%):	6
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.7%
Money Market Funds	2.3%
Industries
Universities - Colleges	14.6%
Healthcare Revenue - Hospitals	13.1%
Utilities - Municipal Owned	9.6%
Water & Sewer Utility Revenue	9.3%
Single Family Housing - State	6.9%
Miscellaneous Revenue - Other	6.4%
Multi-Family Housing Revenue	5.7%
Airport Revenue	5.7%
Sales & Excise Tax Revenue	5.4%
General Obligations - Schools	4.7%
Other Industries	18.6%
Composition including fixed income credit quality
AAA	11.7%
AA	31.5%
A	37.7%
BBB	8.9%
BB	1.2%
B	0.0%
CC	0.1%
Not Rated	6.6%
Money Market Funds	2.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169768 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Georgia Municipal Bond Fund
Class Name	Class I
Trading Symbol	MGATX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Georgia Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 114,301,746
Holdings Count | Holding	217
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	114,301,746	Average Effective Maturity (yrs):	17.9
Total Number of Holdings:	217	Average Effective Duration (yrs):	7.4
Portfolio Turnover Rate (%):	6
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.7%
Money Market Funds	2.3%
Industries
Universities - Colleges	14.6%
Healthcare Revenue - Hospitals	13.1%
Utilities - Municipal Owned	9.6%
Water & Sewer Utility Revenue	9.3%
Single Family Housing - State	6.9%
Miscellaneous Revenue - Other	6.4%
Multi-Family Housing Revenue	5.7%
Airport Revenue	5.7%
Sales & Excise Tax Revenue	5.4%
General Obligations - Schools	4.7%
Other Industries	18.6%
Composition including fixed income credit quality
AAA	11.7%
AA	31.5%
A	37.7%
BBB	8.9%
BB	1.2%
B	0.0%
CC	0.1%
Not Rated	6.6%
Money Market Funds	2.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194246 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Georgia Municipal Bond Fund
Class Name	Class R6
Trading Symbol	MPGOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Georgia Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 114,301,746
Holdings Count | Holding	217
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	114,301,746	Average Effective Maturity (yrs):	17.9
Total Number of Holdings:	217	Average Effective Duration (yrs):	7.4
Portfolio Turnover Rate (%):	6
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.7%
Money Market Funds	2.3%
Industries
Universities - Colleges	14.6%
Healthcare Revenue - Hospitals	13.1%
Utilities - Municipal Owned	9.6%
Water & Sewer Utility Revenue	9.3%
Single Family Housing - State	6.9%
Miscellaneous Revenue - Other	6.4%
Multi-Family Housing Revenue	5.7%
Airport Revenue	5.7%
Sales & Excise Tax Revenue	5.4%
General Obligations - Schools	4.7%
Other Industries	18.6%
Composition including fixed income credit quality
AAA	11.7%
AA	31.5%
A	37.7%
BBB	8.9%
BB	1.2%
B	0.0%
CC	0.1%
Not Rated	6.6%
Money Market Funds	2.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006985 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Maryland Municipal Bond Fund
Class Name	Class A
Trading Symbol	MFSMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Maryland Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Net Assets	$ 129,923,775
Holdings Count | Holding	215
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	129,923,775	Average Effective Maturity (yrs):	15.6
Total Number of Holdings:	215	Average Effective Duration (yrs):	6.4
Portfolio Turnover Rate (%):	3
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.0%
Money Market Funds	3.0%
Industries
Healthcare Revenue - Hospitals	16.4%
State & Local Agencies	13.1%
General Obligations - General Purpose	12.0%
Single Family Housing - State	10.4%
Multi-Family Housing Revenue	9.5%
Transportation - Special Tax	5.0%
Universities - Colleges	4.1%
Tax Assessment	3.9%
Healthcare Revenue - Long Term Care	2.7%
Universities - Dormitories	2.6%
Other Industries	20.3%
Composition including fixed income credit quality
AAA	13.6%
AA	33.8%
A	26.5%
BBB	12.6%
BB	0.9%
B	0.2%
CCC	0.1%
Not Rated	9.3%
Money Market Funds	3.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006986 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Maryland Municipal Bond Fund
Class Name	Class B
Trading Symbol	MBMDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Maryland Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$80	1.58%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.58%
Net Assets	$ 129,923,775
Holdings Count | Holding	215
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	129,923,775	Average Effective Maturity (yrs):	15.6
Total Number of Holdings:	215	Average Effective Duration (yrs):	6.4
Portfolio Turnover Rate (%):	3
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.0%
Money Market Funds	3.0%
Industries
Healthcare Revenue - Hospitals	16.4%
State & Local Agencies	13.1%
General Obligations - General Purpose	12.0%
Single Family Housing - State	10.4%
Multi-Family Housing Revenue	9.5%
Transportation - Special Tax	5.0%
Universities - Colleges	4.1%
Tax Assessment	3.9%
Healthcare Revenue - Long Term Care	2.7%
Universities - Dormitories	2.6%
Other Industries	20.3%
Composition including fixed income credit quality
AAA	13.6%
AA	33.8%
A	26.5%
BBB	12.6%
BB	0.9%
B	0.2%
CCC	0.1%
Not Rated	9.3%
Money Market Funds	3.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169769 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Maryland Municipal Bond Fund
Class Name	Class I
Trading Symbol	MMDIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Maryland Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 129,923,775
Holdings Count | Holding	215
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	129,923,775	Average Effective Maturity (yrs):	15.6
Total Number of Holdings:	215	Average Effective Duration (yrs):	6.4
Portfolio Turnover Rate (%):	3
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.0%
Money Market Funds	3.0%
Industries
Healthcare Revenue - Hospitals	16.4%
State & Local Agencies	13.1%
General Obligations - General Purpose	12.0%
Single Family Housing - State	10.4%
Multi-Family Housing Revenue	9.5%
Transportation - Special Tax	5.0%
Universities - Colleges	4.1%
Tax Assessment	3.9%
Healthcare Revenue - Long Term Care	2.7%
Universities - Dormitories	2.6%
Other Industries	20.3%
Composition including fixed income credit quality
AAA	13.6%
AA	33.8%
A	26.5%
BBB	12.6%
BB	0.9%
B	0.2%
CCC	0.1%
Not Rated	9.3%
Money Market Funds	3.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194249 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Maryland Municipal Bond Fund
Class Name	Class R6
Trading Symbol	MPMDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Maryland Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
Net Assets	$ 129,923,775
Holdings Count | Holding	215
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	129,923,775	Average Effective Maturity (yrs):	15.6
Total Number of Holdings:	215	Average Effective Duration (yrs):	6.4
Portfolio Turnover Rate (%):	3
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.0%
Money Market Funds	3.0%
Industries
Healthcare Revenue - Hospitals	16.4%
State & Local Agencies	13.1%
General Obligations - General Purpose	12.0%
Single Family Housing - State	10.4%
Multi-Family Housing Revenue	9.5%
Transportation - Special Tax	5.0%
Universities - Colleges	4.1%
Tax Assessment	3.9%
Healthcare Revenue - Long Term Care	2.7%
Universities - Dormitories	2.6%
Other Industries	20.3%
Composition including fixed income credit quality
AAA	13.6%
AA	33.8%
A	26.5%
BBB	12.6%
BB	0.9%
B	0.2%
CCC	0.1%
Not Rated	9.3%
Money Market Funds	3.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006989 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mississippi Municipal Bond Fund
Class Name	Class A
Trading Symbol	MISSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mississippi Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Net Assets	$ 74,571,959
Holdings Count | Holding	161
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	74,571,959	Average Effective Maturity (yrs):	17.1
Total Number of Holdings:	161	Average Effective Duration (yrs):	7.1
Portfolio Turnover Rate (%):	7
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	99.4%
Money Market Funds	0.6%
Industries
General Obligations - General Purpose	18.5%
Universities - Colleges	13.3%
General Obligations - Schools	11.7%
Single Family Housing - State	11.2%
Water & Sewer Utility Revenue	9.1%
Healthcare Revenue - Hospitals	6.4%
State & Local Agencies	6.0%
Sales & Excise Tax Revenue	5.7%
Tax - Other	4.2%
Utilities - Municipal Owned	2.6%
Other Industries	11.3%
Composition including fixed income credit quality
AAA	11.2%
AA	52.7%
A	19.0%
BBB	8.0%
BB	1.0%
Not Rated	7.5%
Money Market Funds	0.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006990 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mississippi Municipal Bond Fund
Class Name	Class B
Trading Symbol	MBMSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mississippi Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$76	1.50%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.50%
Net Assets	$ 74,571,959
Holdings Count | Holding	161
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	74,571,959	Average Effective Maturity (yrs):	17.1
Total Number of Holdings:	161	Average Effective Duration (yrs):	7.1
Portfolio Turnover Rate (%):	7
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	99.4%
Money Market Funds	0.6%
Industries
General Obligations - General Purpose	18.5%
Universities - Colleges	13.3%
General Obligations - Schools	11.7%
Single Family Housing - State	11.2%
Water & Sewer Utility Revenue	9.1%
Healthcare Revenue - Hospitals	6.4%
State & Local Agencies	6.0%
Sales & Excise Tax Revenue	5.7%
Tax - Other	4.2%
Utilities - Municipal Owned	2.6%
Other Industries	11.3%
Composition including fixed income credit quality
AAA	11.2%
AA	52.7%
A	19.0%
BBB	8.0%
BB	1.0%
Not Rated	7.5%
Money Market Funds	0.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169771 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mississippi Municipal Bond Fund
Class Name	Class I
Trading Symbol	MMSTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mississippi Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 74,571,959
Holdings Count | Holding	161
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	74,571,959	Average Effective Maturity (yrs):	17.1
Total Number of Holdings:	161	Average Effective Duration (yrs):	7.1
Portfolio Turnover Rate (%):	7
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	99.4%
Money Market Funds	0.6%
Industries
General Obligations - General Purpose	18.5%
Universities - Colleges	13.3%
General Obligations - Schools	11.7%
Single Family Housing - State	11.2%
Water & Sewer Utility Revenue	9.1%
Healthcare Revenue - Hospitals	6.4%
State & Local Agencies	6.0%
Sales & Excise Tax Revenue	5.7%
Tax - Other	4.2%
Utilities - Municipal Owned	2.6%
Other Industries	11.3%
Composition including fixed income credit quality
AAA	11.2%
AA	52.7%
A	19.0%
BBB	8.0%
BB	1.0%
Not Rated	7.5%
Money Market Funds	0.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194252 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mississippi Municipal Bond Fund
Class Name	Class R6
Trading Symbol	MPMSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mississippi Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 74,571,959
Holdings Count | Holding	161
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	74,571,959	Average Effective Maturity (yrs):	17.1
Total Number of Holdings:	161	Average Effective Duration (yrs):	7.1
Portfolio Turnover Rate (%):	7
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	99.4%
Money Market Funds	0.6%
Industries
General Obligations - General Purpose	18.5%
Universities - Colleges	13.3%
General Obligations - Schools	11.7%
Single Family Housing - State	11.2%
Water & Sewer Utility Revenue	9.1%
Healthcare Revenue - Hospitals	6.4%
State & Local Agencies	6.0%
Sales & Excise Tax Revenue	5.7%
Tax - Other	4.2%
Utilities - Municipal Owned	2.6%
Other Industries	11.3%
Composition including fixed income credit quality
AAA	11.2%
AA	52.7%
A	19.0%
BBB	8.0%
BB	1.0%
Not Rated	7.5%
Money Market Funds	0.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006991 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Income Fund
Class Name	Class A
Trading Symbol	MFIAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$38	0.74%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
Net Assets	$ 5,620,604,602
Holdings Count | Holding	2,040
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	5,620,604,602	Average Effective Maturity (yrs):	19.0
Total Number of Holdings:	2,040	Average Effective Duration (yrs):	7.5
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.1%
Money Market Funds	2.9%
Industries
Healthcare Revenue - Hospitals	17.0%
Multi-Family Housing Revenue	8.0%
Airport Revenue	7.3%
Utilities - Other	6.2%
Single Family Housing - State	5.3%
Miscellaneous Revenue - Other	4.8%
Healthcare Revenue - Long Term Care	4.8%
General Obligations - Schools	4.5%
Universities - Colleges	4.1%
Student Loan Revenue	4.0%
Other Industries	34.0%
Composition including fixed income credit quality
AAA	7.0%
AA	26.8%
A	30.8%
BBB	16.6%
BB	4.6%
B	0.3%
CCC	0.1%
CC	0.2%
Not Rated	10.7%
Money Market Funds	2.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000042676 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Income Fund
Class Name	Class A1
Trading Symbol	MMIDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A1	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Net Assets	$ 5,620,604,602
Holdings Count | Holding	2,040
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	5,620,604,602	Average Effective Maturity (yrs):	19.0
Total Number of Holdings:	2,040	Average Effective Duration (yrs):	7.5
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.1%
Money Market Funds	2.9%
Industries
Healthcare Revenue - Hospitals	17.0%
Multi-Family Housing Revenue	8.0%
Airport Revenue	7.3%
Utilities - Other	6.2%
Single Family Housing - State	5.3%
Miscellaneous Revenue - Other	4.8%
Healthcare Revenue - Long Term Care	4.8%
General Obligations - Schools	4.5%
Universities - Colleges	4.1%
Student Loan Revenue	4.0%
Other Industries	34.0%
Composition including fixed income credit quality
AAA	7.0%
AA	26.8%
A	30.8%
BBB	16.6%
BB	4.6%
B	0.3%
CCC	0.1%
CC	0.2%
Not Rated	10.7%
Money Market Funds	2.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006992 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Income Fund
Class Name	Class B
Trading Symbol	MMIBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$76	1.49%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.49%
Net Assets	$ 5,620,604,602
Holdings Count | Holding	2,040
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	5,620,604,602	Average Effective Maturity (yrs):	19.0
Total Number of Holdings:	2,040	Average Effective Duration (yrs):	7.5
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.1%
Money Market Funds	2.9%
Industries
Healthcare Revenue - Hospitals	17.0%
Multi-Family Housing Revenue	8.0%
Airport Revenue	7.3%
Utilities - Other	6.2%
Single Family Housing - State	5.3%
Miscellaneous Revenue - Other	4.8%
Healthcare Revenue - Long Term Care	4.8%
General Obligations - Schools	4.5%
Universities - Colleges	4.1%
Student Loan Revenue	4.0%
Other Industries	34.0%
Composition including fixed income credit quality
AAA	7.0%
AA	26.8%
A	30.8%
BBB	16.6%
BB	4.6%
B	0.3%
CCC	0.1%
CC	0.2%
Not Rated	10.7%
Money Market Funds	2.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000042677 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Income Fund
Class Name	Class B1
Trading Symbol	MMIGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B1	$63	1.24%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.24%
Net Assets	$ 5,620,604,602
Holdings Count | Holding	2,040
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	5,620,604,602	Average Effective Maturity (yrs):	19.0
Total Number of Holdings:	2,040	Average Effective Duration (yrs):	7.5
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.1%
Money Market Funds	2.9%
Industries
Healthcare Revenue - Hospitals	17.0%
Multi-Family Housing Revenue	8.0%
Airport Revenue	7.3%
Utilities - Other	6.2%
Single Family Housing - State	5.3%
Miscellaneous Revenue - Other	4.8%
Healthcare Revenue - Long Term Care	4.8%
General Obligations - Schools	4.5%
Universities - Colleges	4.1%
Student Loan Revenue	4.0%
Other Industries	34.0%
Composition including fixed income credit quality
AAA	7.0%
AA	26.8%
A	30.8%
BBB	16.6%
BB	4.6%
B	0.3%
CCC	0.1%
CC	0.2%
Not Rated	10.7%
Money Market Funds	2.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006993 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Income Fund
Class Name	Class C
Trading Symbol	MMICX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$76	1.49%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.49%
Net Assets	$ 5,620,604,602
Holdings Count | Holding	2,040
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	5,620,604,602	Average Effective Maturity (yrs):	19.0
Total Number of Holdings:	2,040	Average Effective Duration (yrs):	7.5
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.1%
Money Market Funds	2.9%
Industries
Healthcare Revenue - Hospitals	17.0%
Multi-Family Housing Revenue	8.0%
Airport Revenue	7.3%
Utilities - Other	6.2%
Single Family Housing - State	5.3%
Miscellaneous Revenue - Other	4.8%
Healthcare Revenue - Long Term Care	4.8%
General Obligations - Schools	4.5%
Universities - Colleges	4.1%
Student Loan Revenue	4.0%
Other Industries	34.0%
Composition including fixed income credit quality
AAA	7.0%
AA	26.8%
A	30.8%
BBB	16.6%
BB	4.6%
B	0.3%
CCC	0.1%
CC	0.2%
Not Rated	10.7%
Money Market Funds	2.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000105400 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Income Fund
Class Name	Class I
Trading Symbol	MIMIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Net Assets	$ 5,620,604,602
Holdings Count | Holding	2,040
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	5,620,604,602	Average Effective Maturity (yrs):	19.0
Total Number of Holdings:	2,040	Average Effective Duration (yrs):	7.5
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.1%
Money Market Funds	2.9%
Industries
Healthcare Revenue - Hospitals	17.0%
Multi-Family Housing Revenue	8.0%
Airport Revenue	7.3%
Utilities - Other	6.2%
Single Family Housing - State	5.3%
Miscellaneous Revenue - Other	4.8%
Healthcare Revenue - Long Term Care	4.8%
General Obligations - Schools	4.5%
Universities - Colleges	4.1%
Student Loan Revenue	4.0%
Other Industries	34.0%
Composition including fixed income credit quality
AAA	7.0%
AA	26.8%
A	30.8%
BBB	16.6%
BB	4.6%
B	0.3%
CCC	0.1%
CC	0.2%
Not Rated	10.7%
Money Market Funds	2.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194254 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Income Fund
Class Name	Class R6
Trading Symbol	MPMNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$22	0.42%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
Net Assets	$ 5,620,604,602
Holdings Count | Holding	2,040
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	5,620,604,602	Average Effective Maturity (yrs):	19.0
Total Number of Holdings:	2,040	Average Effective Duration (yrs):	7.5
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.1%
Money Market Funds	2.9%
Industries
Healthcare Revenue - Hospitals	17.0%
Multi-Family Housing Revenue	8.0%
Airport Revenue	7.3%
Utilities - Other	6.2%
Single Family Housing - State	5.3%
Miscellaneous Revenue - Other	4.8%
Healthcare Revenue - Long Term Care	4.8%
General Obligations - Schools	4.5%
Universities - Colleges	4.1%
Student Loan Revenue	4.0%
Other Industries	34.0%
Composition including fixed income credit quality
AAA	7.0%
AA	26.8%
A	30.8%
BBB	16.6%
BB	4.6%
B	0.3%
CCC	0.1%
CC	0.2%
Not Rated	10.7%
Money Market Funds	2.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000227170 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Intermediate Fund
Class Name	Class A
Trading Symbol	MIUAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Municipal Intermediate Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 202,680,786
Holdings Count | Holding	460
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	202,680,786	Average Effective Maturity (yrs):	9.7
Total Number of Holdings:	460	Average Effective Duration (yrs):	5.4
Portfolio Turnover Rate (%):	11
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.0%
Money Market Funds	3.0%
Industries
Multi-Family Housing Revenue	12.6%
Student Loan Revenue	9.0%
Healthcare Revenue - Long Term Care	8.6%
Healthcare Revenue - Hospitals	7.8%
Airport Revenue	6.4%
Utilities - Other	6.3%
Universities - Colleges	6.2%
Utilities - Investor Owned	5.2%
Single Family Housing - State	4.5%
Secondary Schools	4.2%
Other Industries	29.2%
Composition including fixed income credit quality
AAA	7.7%
AA	22.6%
A	29.7%
BBB	22.0%
BB	6.5%
B	0.2%
CC	0.0%
D	0.0%
Not Rated	8.3%
Money Market Funds	3.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000227169 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Intermediate Fund
Class Name	Class C
Trading Symbol	MIUCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Municipal Intermediate Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$73	1.44%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.44%
Net Assets	$ 202,680,786
Holdings Count | Holding	460
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	202,680,786	Average Effective Maturity (yrs):	9.7
Total Number of Holdings:	460	Average Effective Duration (yrs):	5.4
Portfolio Turnover Rate (%):	11
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.0%
Money Market Funds	3.0%
Industries
Multi-Family Housing Revenue	12.6%
Student Loan Revenue	9.0%
Healthcare Revenue - Long Term Care	8.6%
Healthcare Revenue - Hospitals	7.8%
Airport Revenue	6.4%
Utilities - Other	6.3%
Universities - Colleges	6.2%
Utilities - Investor Owned	5.2%
Single Family Housing - State	4.5%
Secondary Schools	4.2%
Other Industries	29.2%
Composition including fixed income credit quality
AAA	7.7%
AA	22.6%
A	29.7%
BBB	22.0%
BB	6.5%
B	0.2%
CC	0.0%
D	0.0%
Not Rated	8.3%
Money Market Funds	3.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000227171 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Intermediate Fund
Class Name	Class I
Trading Symbol	MIUIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Municipal Intermediate Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Net Assets	$ 202,680,786
Holdings Count | Holding	460
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	202,680,786	Average Effective Maturity (yrs):	9.7
Total Number of Holdings:	460	Average Effective Duration (yrs):	5.4
Portfolio Turnover Rate (%):	11
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.0%
Money Market Funds	3.0%
Industries
Multi-Family Housing Revenue	12.6%
Student Loan Revenue	9.0%
Healthcare Revenue - Long Term Care	8.6%
Healthcare Revenue - Hospitals	7.8%
Airport Revenue	6.4%
Utilities - Other	6.3%
Universities - Colleges	6.2%
Utilities - Investor Owned	5.2%
Single Family Housing - State	4.5%
Secondary Schools	4.2%
Other Industries	29.2%
Composition including fixed income credit quality
AAA	7.7%
AA	22.6%
A	29.7%
BBB	22.0%
BB	6.5%
B	0.2%
CC	0.0%
D	0.0%
Not Rated	8.3%
Money Market Funds	3.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000227172 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Intermediate Fund
Class Name	Class R6
Trading Symbol	MIURX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Municipal Intermediate Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
Net Assets	$ 202,680,786
Holdings Count | Holding	460
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	202,680,786	Average Effective Maturity (yrs):	9.7
Total Number of Holdings:	460	Average Effective Duration (yrs):	5.4
Portfolio Turnover Rate (%):	11
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.0%
Money Market Funds	3.0%
Industries
Multi-Family Housing Revenue	12.6%
Student Loan Revenue	9.0%
Healthcare Revenue - Long Term Care	8.6%
Healthcare Revenue - Hospitals	7.8%
Airport Revenue	6.4%
Utilities - Other	6.3%
Universities - Colleges	6.2%
Utilities - Investor Owned	5.2%
Single Family Housing - State	4.5%
Secondary Schools	4.2%
Other Industries	29.2%
Composition including fixed income credit quality
AAA	7.7%
AA	22.6%
A	29.7%
BBB	22.0%
BB	6.5%
B	0.2%
CC	0.0%
D	0.0%
Not Rated	8.3%
Money Market Funds	3.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006987 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Massachusetts Municipal Bond Fund
Class Name	Class A
Trading Symbol	MFSSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Massachusetts Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$42	0.82%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
Net Assets	$ 377,733,105
Holdings Count | Holding	279
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	377,733,105	Average Effective Maturity (yrs):	16.7
Total Number of Holdings:	279	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.9%
Money Market Funds	2.1%
Industries
Universities - Colleges	19.6%
Healthcare Revenue - Hospitals	16.3%
General Obligations - General Purpose	13.6%
Multi-Family Housing Revenue	7.0%
Student Loan Revenue	6.1%
Airport Revenue	6.0%
Sales & Excise Tax Revenue	5.7%
Single Family Housing - State	4.8%
Transportation - Special Tax	4.3%
Utilities - Other	3.9%
Other Industries	12.7%
Composition including fixed income credit quality
AAA	4.1%
AA	46.3%
A	18.8%
BBB	20.6%
BB	1.9%
B	0.6%
CC	0.1%
Not Rated	5.5%
Money Market Funds	2.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006988 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Massachusetts Municipal Bond Fund
Class Name	Class B
Trading Symbol	MBMAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Massachusetts Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$80	1.57%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.57%
Net Assets	$ 377,733,105
Holdings Count | Holding	279
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	377,733,105	Average Effective Maturity (yrs):	16.7
Total Number of Holdings:	279	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.9%
Money Market Funds	2.1%
Industries
Universities - Colleges	19.6%
Healthcare Revenue - Hospitals	16.3%
General Obligations - General Purpose	13.6%
Multi-Family Housing Revenue	7.0%
Student Loan Revenue	6.1%
Airport Revenue	6.0%
Sales & Excise Tax Revenue	5.7%
Single Family Housing - State	4.8%
Transportation - Special Tax	4.3%
Utilities - Other	3.9%
Other Industries	12.7%
Composition including fixed income credit quality
AAA	4.1%
AA	46.3%
A	18.8%
BBB	20.6%
BB	1.9%
B	0.6%
CC	0.1%
Not Rated	5.5%
Money Market Funds	2.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169770 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Massachusetts Municipal Bond Fund
Class Name	Class I
Trading Symbol	MTALX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Massachusetts Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Net Assets	$ 377,733,105
Holdings Count | Holding	279
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	377,733,105	Average Effective Maturity (yrs):	16.7
Total Number of Holdings:	279	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.9%
Money Market Funds	2.1%
Industries
Universities - Colleges	19.6%
Healthcare Revenue - Hospitals	16.3%
General Obligations - General Purpose	13.6%
Multi-Family Housing Revenue	7.0%
Student Loan Revenue	6.1%
Airport Revenue	6.0%
Sales & Excise Tax Revenue	5.7%
Single Family Housing - State	4.8%
Transportation - Special Tax	4.3%
Utilities - Other	3.9%
Other Industries	12.7%
Composition including fixed income credit quality
AAA	4.1%
AA	46.3%
A	18.8%
BBB	20.6%
BB	1.9%
B	0.6%
CC	0.1%
Not Rated	5.5%
Money Market Funds	2.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194250 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Massachusetts Municipal Bond Fund
Class Name	Class R6
Trading Symbol	MPMAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Massachusetts Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 377,733,105
Holdings Count | Holding	279
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	377,733,105	Average Effective Maturity (yrs):	16.7
Total Number of Holdings:	279	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.9%
Money Market Funds	2.1%
Industries
Universities - Colleges	19.6%
Healthcare Revenue - Hospitals	16.3%
General Obligations - General Purpose	13.6%
Multi-Family Housing Revenue	7.0%
Student Loan Revenue	6.1%
Airport Revenue	6.0%
Sales & Excise Tax Revenue	5.7%
Single Family Housing - State	4.8%
Transportation - Special Tax	4.3%
Utilities - Other	3.9%
Other Industries	12.7%
Composition including fixed income credit quality
AAA	4.1%
AA	46.3%
A	18.8%
BBB	20.6%
BB	1.9%
B	0.6%
CC	0.1%
Not Rated	5.5%
Money Market Funds	2.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006965 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Pennsylvania Municipal Bond Fund
Class Name	Class A
Trading Symbol	MFPAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Pennsylvania Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 165,757,753
Holdings Count | Holding	243
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	165,757,753	Average Effective Maturity (yrs):	17.7
Total Number of Holdings:	243	Average Effective Duration (yrs):	7.2
Portfolio Turnover Rate (%):	9
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	99.3%
Money Market Funds	0.7%
Industries
Healthcare Revenue - Hospitals	15.3%
Universities - Colleges	13.6%
General Obligations - Schools	10.2%
Single Family Housing - State	8.7%
General Obligations - General Purpose	7.9%
Water & Sewer Utility Revenue	7.7%
Healthcare Revenue - Long Term Care	4.7%
Student Loan Revenue	4.1%
Tax - Other	3.7%
Airport Revenue	3.5%
Other Industries	20.6%
Composition including fixed income credit quality
AAA	1.6%
AA	35.5%
A	37.8%
BBB	13.3%
BB	3.5%
B	0.7%
CC	0.0%
Not Rated	6.9%
Money Market Funds	0.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006966 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® PennsylvaniaMunicipal Bond Fund
Class Name	Class B
Trading Symbol	MBPAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Pennsylvania Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$74	1.44%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.44%
Net Assets	$ 165,757,753
Holdings Count | Holding	243
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	165,757,753	Average Effective Maturity (yrs):	17.7
Total Number of Holdings:	243	Average Effective Duration (yrs):	7.2
Portfolio Turnover Rate (%):	9
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	99.3%
Money Market Funds	0.7%
Industries
Healthcare Revenue - Hospitals	15.3%
Universities - Colleges	13.6%
General Obligations - Schools	10.2%
Single Family Housing - State	8.7%
General Obligations - General Purpose	7.9%
Water & Sewer Utility Revenue	7.7%
Healthcare Revenue - Long Term Care	4.7%
Student Loan Revenue	4.1%
Tax - Other	3.7%
Airport Revenue	3.5%
Other Industries	20.6%
Composition including fixed income credit quality
AAA	1.6%
AA	35.5%
A	37.8%
BBB	13.3%
BB	3.5%
B	0.7%
CC	0.0%
Not Rated	6.9%
Money Market Funds	0.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169761 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® PennsylvaniaMunicipal Bond Fund
Class Name	Class I
Trading Symbol	MPALX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Pennsylvania Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 165,757,753
Holdings Count | Holding	243
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	165,757,753	Average Effective Maturity (yrs):	17.7
Total Number of Holdings:	243	Average Effective Duration (yrs):	7.2
Portfolio Turnover Rate (%):	9
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	99.3%
Money Market Funds	0.7%
Industries
Healthcare Revenue - Hospitals	15.3%
Universities - Colleges	13.6%
General Obligations - Schools	10.2%
Single Family Housing - State	8.7%
General Obligations - General Purpose	7.9%
Water & Sewer Utility Revenue	7.7%
Healthcare Revenue - Long Term Care	4.7%
Student Loan Revenue	4.1%
Tax - Other	3.7%
Airport Revenue	3.5%
Other Industries	20.6%
Composition including fixed income credit quality
AAA	1.6%
AA	35.5%
A	37.8%
BBB	13.3%
BB	3.5%
B	0.7%
CC	0.0%
Not Rated	6.9%
Money Market Funds	0.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194232 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® PennsylvaniaMunicipal Bond Fund
Class Name	Class R6
Trading Symbol	MPPAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Pennsylvania Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
Net Assets	$ 165,757,753
Holdings Count | Holding	243
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	165,757,753	Average Effective Maturity (yrs):	17.7
Total Number of Holdings:	243	Average Effective Duration (yrs):	7.2
Portfolio Turnover Rate (%):	9
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	99.3%
Money Market Funds	0.7%
Industries
Healthcare Revenue - Hospitals	15.3%
Universities - Colleges	13.6%
General Obligations - Schools	10.2%
Single Family Housing - State	8.7%
General Obligations - General Purpose	7.9%
Water & Sewer Utility Revenue	7.7%
Healthcare Revenue - Long Term Care	4.7%
Student Loan Revenue	4.1%
Tax - Other	3.7%
Airport Revenue	3.5%
Other Industries	20.6%
Composition including fixed income credit quality
AAA	1.6%
AA	35.5%
A	37.8%
BBB	13.3%
BB	3.5%
B	0.7%
CC	0.0%
Not Rated	6.9%
Money Market Funds	0.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.